Note 14 - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 02, 2014	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Note 14 - Share Capital (Details) [Line Items]
Proceeds from Issuance of Common Stock		$ 158	$ 140,724	$ 3,633
Proceeds from Stock Options Exercised		$ 200	$ 900	$ 3,600
Public Offering [Member]
Note 14 - Share Capital (Details) [Line Items]
Share Price (in Dollars per share)	$ 13.50
Stock Issued During Period, Shares, New Issues (in Shares)	10,925,000		10,925,000
Over-Allotment Option	15.00%
Stock Issued During Period, Value, New Issues	$ 147,500
Proceeds from Issuance of Common Stock, Net	142,100
Proceeds from Issuance of Common Stock	$ 140,700